Expense Example - FidelitySAIInternationalSMACompletionFund-PRO - FidelitySAIInternationalSMACompletionFund-PRO - Fidelity SAI International SMA Completion Fund - Fidelity SAI International SMA Completion Fund
Dec. 30, 2022 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none